Commitments and Contingencies (Table) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Charters-out [Abstract]
2019	$ 278,623
2020	227,381
2021	173,662
2022	117,105
2023 to 2028	268,087
Minimum charter payments	$ 1,064,858